Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2024	Sep. 30, 2023
Class A Ordinary Shares
Ordinary Shares par value (in Dollars per share)	$ 0.00003	$ 0.00003
Ordinary shares, shares authorized	30,000,000,000	30,000,000,000
Ordinary shares, shares issued	1,410,001	1,728,410
Ordinary shares, shares outstanding	1,410,001	1,728,410
Class B Ordinary Shares
Ordinary Shares par value (in Dollars per share)	$ 0.00003	$ 0.00003
Ordinary shares, shares authorized	4,000,000,000	4,000,000,000
Ordinary shares, shares issued	848,203	0
Ordinary shares, shares outstanding	848,203	0